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Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071

September 1, 2009

Document Control
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           American Funds Insurance Series – Definitive Proxy Statement

Dear Sir or Madam:

We hereby file the Definitive Joint Proxy Statement for the American Funds Insurance Series.  This is the definitive filing to the Preliminary Joint Proxy Statement filed by the American Funds on July 27, 2009.

If you have any questions about the enclosed, please call me at (213) 615-4024.

Sincerely yours,

/s/ Michael J. Triessl

Michael J. Triessl
Capital Research and Management Company

Enclosure